EXPLORATION AND EVALUATION, GENERAL AND ADMINISTRATIVE, LEGAL ACCOUNTING AND AUDIT EXPENSES	12 Months Ended
Dec. 31, 2025
EXPLORATION AND EVALUATION, GENERAL AND ADMINISTRATIVE, LEGAL ACCOUNTING AND AUDIT EXPENSES
EXPLORATION AND EVALUATION, GENERAL AND ADMINISTRATIVE, LEGAL ACCOUNTING AND AUDIT EXPENSES
10.	EXPLORATION AND EVALUATION, GENERAL AND ADMINISTRATIVE, LEGAL ACCOUNTING AND AUDIT EXPENSES

(a)	Exploration and Evaluation Expenses ("E&E")

For the years ended December 31, 2025, and 2024, E&E consisted of the following:

E&E	2025	2024
Engineering	$1,303	$1,114
Environmental	519	437
Property fees	1,295	1,278
Site activities	1,230	977
Socio-economic	2,674	1,634
Transportation	262	162
Other activities and travel	104	48
Total	$7,387	$5,650

(b)	General and Administrative Expenses ("G&A")

For the years ended December 31, 2025, and 2024, G&A consisted of the following:

G&A	2025	2024
Conference and travel	$871	$522
Consulting	900	743
Depreciation of right-of-use assets	108	105
Insurance	2,019	2,569
Office costs, including information technology	714	761
Management and administration	3,581	3,278
Shareholder communication	977	983
Trust and filing	371	231
Total	$9,541	$9,192

(c)	Legal, Accounting and Audit Expenses

For the years ended December 31, 2025, and 2024, the following table provides further details:

	2025	2024
Legal	$4,272	$3,362
Insurance cost recoveries	–	(313)
Accounting	141	145
Audit and reviews	431	275
Total	$4,844	$3,469